Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023
Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		$ 39,292			$ 63,896
Total segments’ liabilities		(23,371)			(31,461)
External revenues		19,303		$ 53,385
Segment results - operating loss		(8,059)		(9,790)
Non-operating income (loss)		(2,951)		1,409
Finance income (loss)		(920)		(978)
Loss before taxes on income		(11,930)		(9,359)
Tax benefit (expense) on income		45		(177)
Segment results - net profit (loss)		(11,885)		(9,536)
Corporates [Member]
Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		7,469			10,708
Total segments’ liabilities		(744)			(867)
External revenues		170
Segment results - operating loss		(1,409)		(6,301)
Non-operating income (loss)				157
Finance income (loss)		115		(219)
Loss before taxes on income		(1,294)		(6,363)
Tax benefit (expense) on income				3
Segment results - net profit (loss)		(1,294)		(6,360)
E-commerce [Member]
Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets					13,122
Total segments’ liabilities					(4,483)
External revenues		1,002	[1]	3,871
Segment results - operating loss		(567)	[1]	(2,131)
Non-operating income (loss)		10	[1]	1,252
Finance income (loss)		(26)	[1]	(193)
Loss before taxes on income		(583)	[1]	(1,072)
Tax benefit (expense) on income		25	[1]	(9)
Segment results - net profit (loss)		(558)	[1]	(1,081)
Online Advertising & Internet Traffic Routing [Member]
Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		24,628			35,178
Total segments’ liabilities		(19,972)			(25,723)
External revenues		17,335		48,016
Segment results - operating loss		(3,887)		(46)
Non-operating income (loss)		(1,642)
Finance income (loss)		(855)		(765)
Loss before taxes on income		(6,384)		(811)
Tax benefit (expense) on income		20		(340)
Segment results - net profit (loss)		(6,364)		(1,151)
Online Event Management [Member]
Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		2,159			1,874
Total segments’ liabilities		(1,979)			(2,015)
External revenues		796		1,498
Segment results - operating loss		(249)		140
Non-operating income (loss)
Finance income (loss)		(60)		(55)
Loss before taxes on income		(309)		85
Tax benefit (expense) on income
Segment results - net profit (loss)		(309)		85
Others [Member]
Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		3,642			3,444	[2]
Total segments’ liabilities		(678)			(605)
External revenues
Segment results - operating loss	[3]	(468)		(1,452)
Non-operating income (loss)
Finance income (loss)				(7)
Loss before taxes on income		(468)		(1,459)
Tax benefit (expense) on income
Segment results - net profit (loss)		(468)		(1,459)
Adjustments and eliminations [Member]
Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
Total segments’ assets		1,394	[4]		(430)
Total segments’ liabilities					$ 2,232
External revenues
Segment results - operating loss		(1,479)
Non-operating income (loss)		(1,319)
Finance income (loss)		(94)
Loss before taxes on income		(2,892)
Tax benefit (expense) on income
Segment results - net profit (loss)		$ (2,892)
Adjustments [Member]
Segments (Details) - Schedule of Group’s Segments Based on Operating Loss (Income), Assets and Liabilities [Line Items]
External revenues
Segment results - operating loss
Non-operating income (loss)
Finance income (loss)				261
Loss before taxes on income				261
Tax benefit (expense) on income				169
Segment results - net profit (loss)				$ 430

[1]	The operating results from Jeffs’ Brands are presented for the period from January 1, 2024 to January 28, 2024.
[2]	Includes investments accounted for using the equity method of USD 498 thousand and USD 370 thousand in relation to Polyrizon and Zig Miami 54, respectively. In addition, includes loan to Zig Miami 54 in an amount of USD 1,545 thousand.
[3]	Includes equity losses of USD 23 thousand in relation to Revoltz and USD 77 thousand in relation to Polyrizon
[4]	Includes investments accounted for using the equity method of USD 810 thousand and USD 370 thousand in relation to Polyrizon and Zig Miami 54, respectively. In addition, includes loan to Zig Miami 54 in an amount of USD 1,533 thousand.